TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets are as follows:

	December 31
	2025	2024
	U.S. dollars in thousands
Deferred Tax assets:
Net operating losses carryforward	16,566	11,163
Operating lease liabilities	167	210
Employee benefits	69	64
Inventory write off	664	277
Warrants liability	-	6
Unrealized loss on digital assets (*)	6,971	-
Research and development expenses	998	1,143
Issuance costs	209	11
Total deferred tax assets	25,644	12,874
Less deferred tax liabilities (related to right of use assets)	(167)	(224)
Deferred tax assets, net	25,477	12,650
Less valuation allowance for deferred tax assets	(25,477)	(12,650)
Deferred tax assets	-	-

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

	December 31
	2025	2024
	U.S. dollars in thousands
Valuation allowance at beginning of year	(12,650)	(9,792)
Changes in valuation allowance	(12,827)	(2,858)
Valuation allowance at end of year	(25,477)	(12,650)

(*)	The Company establishes a deferred tax asset if the fair market value of bitcoin at the reporting date is lower than the cost basis of the Company’s bitcoin holdings at such reporting date, and any subsequent increases or decreases in the fair market value of bitcoin increases or decreases the deferred tax asset. The Company has established a valuation allowance against the deferred tax asset as there is currently no expectation of taxable income from bitcoin or realization of gains. If the fair market value of bitcoin increases to the point where the fair market value exceeds the Company’s tax basis in bitcoin, the deferred tax asset reverses and a deferred tax liability for the unrealized gain would be recorded.